Discontinued Operation (Details) - Schedule of assets and liabilities of the discontinued operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of assets and liabilities of the discontinued operations [Abstract]
Cash	$ 4,197	$ 19,390
Accounts receivable, net	1,024,051	884,179
Accounts receivable-related party	476,334
Advance to suppliers, net	107,413	450,505
Advances to suppliers-related party	3,381,788	795,878
Prepayment and other assets, net	16,645	987,808
Due from related party	315,920
Inventories		3,417,969
Total current assets held for sale	5,326,348	6,555,729
Property and equipment, net	765,450	1,408,258
Intangible assets, net	428,002	446,375
Deferred tax assets		57,254
Right of use assets	373
Total non-current assets held for sale	1,193,825	1,911,887
Total assets held for sale	6,520,173	8,467,616
Accounts payable	831,724	95,389
Advance from customers	38,593	42,042
Taxes payable	1,753,821	1,808,187
Accrued liabilities and other payables	270,644	61,716
Due to related parties	110,142
Total liabilities held for sale	$ 3,004,924	$ 2,007,334